                        SUPPLEMENT DATED JULY 12, 2004
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

  The text under "Other things to know about share transactions -- Small account balances/mandatory redemptions" of the prospectuses for each of the Funds listed below is deleted and replaced in its entirety to read as follows:

Small account balances/Mandatory redemptions

  If at any time the aggregate net asset value of the fund shares in your account is less than $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.

  A fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

  For more information, contact your Service Agent or the transfer agent or consult the SAI.

--------
Prospectuses dated:

        SB ADJUSTABLE RATE INCOME FUND               September 26, 2003
               Smith Barney Shares

        SMITH BARNEY AGGRESSIVE GROWTH FUND INC.     December 29, 2003

         SMITH BARNEY ALLOCATION SERIES INC.          May 28, 2004
            BALANCED PORTFOLIO
            GLOBAL PORTFOLIO
            GROWTH PORTFOLIO
            HIGH GROWTH PORTFOLIO
            CONSERVATIVE PORTFOLIO
            INCOME PORTFOLIO

         SMITH BARNEY APPRECIATION FUND INC.          April 29, 2004

         SMITH BARNEY ARIZONA MUNICIPALS              September 26,
           FUND INC.                                  2003

         SMITH BARNEY CALIFORNIA MUNICIPALS FUND
           INC.                                       June 28, 2004

         SMITH BARNEY EQUITY FUNDS                    May 28, 2004
            SMITH BARNEY SOCIAL AWARENESS FUND

         SMITH BARNEY FUNDAMENTAL VALUE FUND INC.     January 28, 2004

         SMITH BARNEY FUNDS, INC.
            SMITH BARNEY LARGE CAP VALUE FUND         April 29, 2004
            SMITH BARNEY SHORT-TERM INVESTMENT        April 29, 2004
              GRADE BOND FUND
            U.S. GOVERNMENT SECURITIES FUND           April 29, 2004

         SMITH BARNEY INCOME FUNDS
            SMITH BARNEY DIVIDEND AND INCOME FUND     November 28, 2003
            SB CONVERTIBLE FUND                       November 28, 2003
                Smith Barney Shares
            SMITH BARNEY DIVERSIFIED STRATEGIC        November 28, 2003
              INCOME FUND
            SMITH BARNEY EXCHANGE RESERVE FUND        November 28, 2003
            SMITH BARNEY HIGH INCOME FUND             November 28, 2003
            SMITH BARNEY MUNICIPAL HIGH INCOME        November 28, 2003
              FUND

           SMITH BARNEY TOTAL RETURN BOND FUND       November 28, 2003
           SB CAPITAL AND INCOME FUND                April 29, 2004
               Smith Barney Shares

        SMITH BARNEY INVESTMENT FUNDS INC.
           SMITH BARNEY GROUP SPECTRUM FUND          January 28, 2004
           SMITH BARNEY GOVERNMENT SECURITIES        April 29, 2004
             FUND
           SMITH BARNEY INVESTMENT GRADE BOND        April 29, 2004
             FUND
           SMITH BARNEY HANSBERGER GLOBAL VALUE      August 28, 2003
             FUND
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS -- ALL CAP GROWTH AND             revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS -- GLOBAL ALL CAP GROWTH AND      revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS -- LARGE CAP GROWTH AND           revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY SMALL CAP VALUE FUND         January 28, 2004
           SMITH BARNEY SMALL CAP GROWTH FUND        January 28, 2004

        SMITH BARNEY INVESTMENT SERIES               February 27, 2004
           SB GROWTH AND INCOME FUND
               Smith Barney Shares
           SMITH BARNEY INTERNATIONAL FUND
           SMITH BARNEY LARGE CAP CORE FUND

        SMITH BARNEY INVESTMENT TRUST
           SMITH BARNEY LARGE CAPITALIZATION         March 29, 2004
             GROWTH FUND
           SMITH BARNEY MID CAP CORE FUND            March 29, 2004
           SMITH BARNEY CLASSIC VALUES FUND          March 29, 2004
           SMITH BARNEY INTERMEDIATE MATURITY        March 29, 2004
             CALIFORNIA MUNICIPALS FUND

            SMITH BARNEY INTERMEDIATE MATURITY        March 29, 2004
              NEW YORK MUNICIPALS FUND
            SMITH BARNEY S&P 500 INDEX FUND           April 29, 2004
                Smith Barney Shares
                Citi Shares

         SMITH BARNEY MANAGED GOVERNMENTS FUND        November 28, 2003
           INC.

         SMITH BARNEY MANAGED MUNICIPALS FUND         June 28, 2004
           INC.

         SMITH BARNEY MASSACHUSETTS MUNICIPALS        March 29, 2004
           FUND

         SMITH BARNEY MONEY FUNDS, INC.               April 29, 2004
            CASH PORTFOLIO
            GOVERNMENT PORTFOLIO

         SMITH BARNEY MUNI FUNDS
            FLORIDA PORTFOLIO                         July 29, 2003
            GEORGIA PORTFOLIO                         July 29, 2003
            LIMITED TERM PORTFOLIO                    July 29, 2003
            NATIONAL PORTFOLIO                        July 29, 2003
            NEW YORK PORTFOLIO                        July 29, 2003
            PENNSYLVANIA PORTFOLIO                    July 29, 2003
            CALIFORNIA MONEY MARKET PORTFOLIO         July 29, 2003
            MASSACHUSETTS MONEY MARKET PORTFOLIO      July 29, 2003
            NEW YORK MONEY MARKET PORTFOLIO           July 29, 2003

         SMITH BARNEY MUNICIPAL MONEY MARKET          July 29, 2003
           FUND, INC.

         SMITH BARNEY NEW JERSEY MUNICIPALS           July 29, 2003
           FUND, INC.

         SMITH BARNEY OREGON MUNICIPALS FUND          August 28, 2003

           SMITH BARNEY SECTOR SERIES FUND INC.     February 27, 2004
              SMITH BARNEY FINANCIAL SERVICES FUND
              SMITH BARNEY HEALTH SCIENCES FUND
              SMITH BARNEY TECHNOLOGY FUND

           SMITH BARNEY SMALL CAP CORE FUND, INC.   April 29, 2004

           SMITH BARNEY TRUST II
              SMITH BARNEY SHORT DURATION           February 28, 2004
                MUNICIPAL INCOME FUND
              SMITH BARNEY DIVERSIFIED LARGE CAP    February 28, 2004
                GROWTH FUND
              SMITH BARNEY INTERNATIONAL LARGE CAP  April 29, 2004
                FUND
              SMITH BARNEY SMALL CAP GROWTH         February 28, 2004
                OPPORTUNITIES FUND

           SMITH BARNEY WORLD FUNDS, INC.           February 27, 2004
              INTERNATIONAL ALL CAP GROWTH
                PORTFOLIO
              GLOBAL GOVERNMENT BOND PORTFOLIO      February 27, 2004

           CITI FUNDS TRUST III                     February 27, 2004
              CITI CONNECTICUT TAX FREE RESERVES
              SMITH BARNEY CONNECTICUT MONEY        December 29, 2003
                MARKET PORTFOLIO

FD0 2999